Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
Acquisitions

4.  ACQUISITION

Effective January 1, 2016, the partnership acquired the ethanol storage and leased railcar assets located in Hereford, Texas and Hopewell, Virginia from Green Plains, its sponsor, for consideration of $62.3 million. The transaction was financed through the use of the revolving credit facility and cash on hand.

This transaction was considered a transfer between entities under common control, therefore the net assets were transferred at their historical cost of $6.3 million as of the original date of acquisition by the sponsor in the fourth quarter of 2015. The recast financial statements have been retroactively adjusted to reflect the results of operations, financial position and cash flows of this transaction as if the net assets were owned by the partnership since the sponsor purchased the two ethanol production facilities in the fourth quarter of 2015.

The following is a summary of assets acquired and liabilities assumed as of January 1, 2016 (in thousands):

Purchase price, January 1, 2016	$62,312
Identifiable assets acquired and liabilities assumed:
Property and equipment, net	6,447
Asset retirement obligations	(148)
Total identifiable net assets	6,299
Partners' capital effect, January 1, 2016	$56,013

The following is a summary of the results of operations of the acquired assets for the period of common control during the year ended December 31, 2015 (in thousands):

Year Ended December 31, 2015
Operations and maintenance	$232
Depreciation and amortization	41
Total operating expenses	273
Net loss attributable to sponsor	$(273)

At the time of acquisition, the Hopewell facility was not operational; however, upon completion of certain maintenance and enhancement projects, operations began at the plant in early February 2016. In conjunction with the transfer of assets under common control, the partnership entered into amendments to the 1) omnibus agreement, 2) operational services agreement, and 3) ethanol storage and throughput agreement; the rail transportation services agreement was also adjusted. Please refer to Note 16 – Related Party Transactions to consolidated financial statements for additional information.